Loans Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt instruments held [abstract]
Schedule of Loans Payable
	December 31 2019	December 31 2018
Loans provided - principal	$2,317	$–
Accrued interest	14	–
Transferred to payables to related parties (note 9)	(971)	–
Total	$1,360	$–